Statements of Cash Flows (USD $)	12 Months Ended		40 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013
Cash flows from operating activities:
Net loss	$ (1,332,224)	$ (949,114)	$ (2,786,029)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	357	855	1,711
Accretion of debt discount	139,118	2,813	141,931
Warrants issued for research and development	108,500		108,500
Options issued	246,500		246,500
Stock issued for services	312,000		312,000
Supplies contributed for founder’s shares			10,650
Changes in operating assets and liabilities:
Accounts payable	38,387	33,318	81,154
Related party payables	177,338	(18,827)	496,621
Prepaid expenses	(1,533)	(1,533)
Accrued payroll and taxes	12,880	12,880
Net cash used in operating activities	(298,677)	(930,955)	(1,375,615)
Cash flows from investing activities:
Capitalized patent costs		(8,000)	(27,300)
Purchases of computer equipment			(1,711)
Net cash used in investing activities		(8,000)	(29,011)
Cash flows from financing activities:
Founders capital contribution			3,250
Proceeds from issuance of common stock and warrants, net of offering costs		632,884	791,884
Notes payable to related parties	500	500
Repayment of notes payable to related parties	(18,000)	(18,000)
Repayment of notes payable to stockholders		(5,490)	(19,490)
Notes payable to stockholders	312,000	315,000	646,490
Net cash flows provided by financing activities:	294,500	942,394	1,404,634
Net change in cash and cash equivalents	(4,177)	3,439	8
Cash and cash equivalents- beginning of period
Cash and cash equivalents- end of period	8	4,185	8
Cash paid during the period for:
Interest
Income tax
Non-cash investing and financing activities:
Acquisition of patent rights for related party payable and common stock issuable			56,600
Issuance of common stock issuable			6,600
Beneficial conversion feature on convertible note	312,813	135,000	447,813
Conversion of related party payables into notes payable	441,615		441,615
Conversion of short term notes payable into long term note payable		$ 240,000	$ 240,000